Note 19 - Subsequent Events - 10Q (Tables)	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal Year	Minimum Payment

2013	$159,000
2014	$887,000
2015	$896,000
2016	$795,000
Thereafter	$2,291,500